Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on(4):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(6)	Average Summary Compensation Table Total for Non-PEO NEOs(2)		Average Compensation Actually Paid to Non-PEO NEOs(6)		Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in thousands)	Ratio of NIDDA to Total Deposits(5)
2023	$5,962,451	$7,252,208	$1,982,852	$7,890,851	$2,276,644	$2,500,835	$101.13	$101.73	$178,671	25.8%
2022	$5,668,955	$1,808,813	$1,888,510		$911,001		$101.46	$105.98	$284,971	29.2%
2021	$5,913,787	$7,102,326	$2,001,319		$2,254,024		$123.26	$117.04	$414,984	30.5%
2020	$4,676,581	$5,511,241	$1,592,214		$1,811,200		$99.09	$87.87	$197,853	25.5%

Company Selected Measure Name	ratio of NIDDA to total deposits
Named Executive Officers, Footnote	The PEO for each year reported was Rajinder P. Singh.2.The non-PEO NEOs for each year reported were Thomas M. Cornish, Leslie N. Lunak, Rishi Bansal and Jay D. Richards.
Peer Group Issuers, Footnote	The peer group used for comparison is the KBW Nasdaq Regional Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report on Form 10-K for the year ended December 31, 2023. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,962,451	$ 5,668,955	$ 5,913,787	$ 4,676,581
PEO Actually Paid Compensation Amount	7,252,208	1,808,813	7,102,326	5,511,241
Non-PEO NEO Average Total Compensation Amount	1,982,852	1,888,510	2,001,319	1,592,214
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,276,644	911,001	2,254,024	1,811,200
Adjustment to Non-PEO NEO Compensation Footnote
6.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the amounts set forth in the "Total" column in the Summary Compensation Table with certain adjustments as shown in the table below. Equity fair values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate equity fair values did not materially differ from those disclosed at the time of grant.

	2023		2022		2021		2020
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average
Total compensation for covered fiscal year from Summary Compensation Table	$5,962,451	$1,982,852	$5,668,955	$1,888,510	$5,913,787	$2,001,319	$4,676,581	$1,592,214
Deduct: amount reported in "Stock Awards" column of the Summary Compensation Table	$(3,018,764)	$(832,742)	$(3,018,821)	$(843,345)	$(2,875,033)	$(809,585)	$(2,500,019)	$(687,097)
Add: Fair Value ("FV") as of Fiscal Year ("FY")-end of equity awards granted during the year that remain outstanding and unvested as of FY-end	$3,925,925	$1,038,797	$2,053,894	$590,226	$2,450,565	$709,549	$3,073,027	$834,967
Add: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$757,857	$180,189	$291,598	$69,333	$345,969	$82,272	$475,686	$113,105
Add: change as of end of FY in FV of equity awards granted in any prior year that are outstanding and unvested as of FY-end	$(190,295)	$(52,173)	$(1,338,685)	$(354,766)	$792,520	$214,780	$(120,968)	$(16,284)
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$273,487	$68,718	$(260,333)	$(61,448)	$474,518	$55,688	$(93,066)	$(25,705)
Deduct: FV at the end of the prior FY for equity awards granted in any prior year that failed to meet applicable vesting conditions during FY	$(458,453)	$(108,997)	$(1,587,795)	$(377,509)	$—	$—	$—	$—
Compensation actually paid	$7,252,208	$2,276,644	$1,808,813	$911,001	$7,102,326	$2,254,024	$5,511,241	$1,811,200
1.The Company does not have a defined benefit pension plan.
2.No dividends were paid on unvested equity awards for any year reported.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Net Income

The following chart sets forth the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and the Ratio of NIDDA/Total Deposits

The ratio of NIDDA/Total Deposits, the company selected measure included in the Pay Versus Performance Table, directly impacted compensation actually paid as it was a performance measure used in determining the amount of AIP awards for 2023. While the ratio of NIDDA/Total Deposits declined from 12/31/21 to 12/31/23, this decline was expected as it was consistent with industry trends, the interest rate environment, and restrictive monetary policy. Comparatively, the Company's ratio of NIDDA/Total Deposits declined by 4.7% from 12/31/21 to 12/31/23 while this ratio for the population of banks with between $20 billion and $50 billion in total assets declined by an average of 7.1%. Over the period 12/31/19 (the start of the periods presented in the Pay Versus Performance Table) to 12/31/23, the Company's ratio of NIDDA/Total Deposits improved by 8.1% compared to average improvement of 0.4% for the population of banks with between $20 billion and $50 billion of total assets. The level of NIDDA impacts the Company's long-term earnings performance because it directly impacts the cost of funds and the net interest margin, which in turn directly impact net income and earnings per share. This measure is also important because it is closely aligned with the Company's currently most significant strategic priority, growing non-interest bearing deposits.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and KBW Regional Index TSR

The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the KBW Nasdaq Regional Banking Index over the same period.

The chart above illustrates that while the Company's stock outperformed the index for approximately the first 2 1/2 years of the four-year period presented and underperformed the index over the final 1 1/2 years, on a cumulative basis, the Company's stock has performed consistently with the KBW Regional Bank Index over the periods presented.

Tabular List, Table
Performance measures the Company considered most important to the determination of compensation actually paid for 2023 include (the measures in this list are not ranked):
■Ratio of NIDDA/Total Deposits
■Non-performing Assets Ratio
■Total Shareholder Return (TSR)
■Management's successful response to and navigation of the 2023 banking liquidity crisis

Total Shareholder Return Amount	$ 101.13	101.46	123.26	99.09
Peer Group Total Shareholder Return Amount	101.73	105.98	117.04	87.87
Net Income (Loss)	$ 178,671,000	$ 284,971,000	$ 414,984,000	$ 197,853,000
Company Selected Measure Amount | pURE	0.258	0.292	0.305	0.255
PEO Name	Rajinder P. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Ratio of NIDDA/Total Deposits
Measure:: 2
Pay vs Performance Disclosure
Name	Non-performing Assets Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Management's successful response to and navigation of the 2023 banking liquidity crisis
PEO | Stock awards per SCT table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,018,764)	$ (3,018,821)	$ (2,875,033)	$ (2,500,019)
PEO | FV of awards granted during the FY and remain outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,925,925	2,053,894	2,450,565	3,073,027
PEO | FV of awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,857	291,598	345,969	475,686
PEO | Change in FV of awards granted in prior year and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,295)	(1,338,685)	792,520	(120,968)
PEO | Change in FV of awards granted in prior year and vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,487	(260,333)	474,518	(93,066)
PEO | FV of awards forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,453)	(1,587,795)	0	0
Non-PEO NEO | Stock awards per SCT table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(832,742)	(843,345)	(809,585)	(687,097)
Non-PEO NEO | FV of awards granted during the FY and remain outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,038,797	590,226	709,549	834,967
Non-PEO NEO | FV of awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,189	69,333	82,272	113,105
Non-PEO NEO | Change in FV of awards granted in prior year and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,173)	(354,766)	214,780	(16,284)
Non-PEO NEO | Change in FV of awards granted in prior year and vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,718	(61,448)	55,688	(25,705)
Non-PEO NEO | FV of awards forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (108,997)	$ (377,509)	$ 0	$ 0